Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill	$ 3,993,007	$ 3,854,199
Exchange differences	(14,942)	138,808
Goodwill	$ 3,978,065	$ 3,993,007